Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total revenue	$ 4,316,132	$ 4,049,025	$ 12,238,875	$ 13,270,973	$ 16,592,109	$ 16,675,393
Operating expenses
Impairment expense					56,664
Other income (expenses):
Loss on debt modification					(2,134,218)	(927,054)
Beneficial conversion feature						(4,137,261)
General and administrative expenses	2,423,707	2,988,122	7,514,420	8,080,199	11,421,352	9,476,287
Debt extinguishment loss			689,411	1,587,862		(16,105)
Depreciation and amortization	330,498	340,167	864,293	1,048,290	1,308,619	1,252,539
Gain on sale of business		(467,049)		(467,049)	(467,049)
Total operating expenses	6,283,298	6,284,246	18,828,887	20,762,299	25,619,147	23,850,304
Loss from operations	(1,967,166)	(2,235,221)	(6,590,012)	(7,491,326)	(9,027,038)	(7,174,911)
Other income (expenses):
Interest income	4	44	25	46	53	21
Interest expense	(559,111)	(1,254,149)	(1,385,891)	(2,801,491)	(3,098,290)	(2,538,710)
Other income (expenses)				(4,768)	(4,768)	1,134
Total other expenses	(559,108)	(1,254,105)	(1,385,866)	(2,806,213)	(5,237,223)	(7,617,975)
Loss before income taxes	(2,526,273)	(3,489,326)	(7,975,878)	(10,297,539)	(14,264,261)	(14,792,886)
Benefit for income taxes
Net loss	(2,526,273)	(3,489,326)	(7,975,878)	(10,297,539)	(14,264,261)	(14,792,886)
Dividend on convertible series A preferred stock				(220,850)	(220,850)	(271,245)
Net loss attributable to class A and B common stockholders	$ (2,526,273)	$ (3,489,326)	$ (7,975,878)	$ (10,518,389)	$ (14,485,111)	$ (15,064,131)
Class A and B Common Shares
Net loss per Class A and B common shares:
Basic (in Dollars per share)	$ (0.41)	$ (0.85)	$ (1.55)	$ (2.64)	$ (2.61)	$ (3.5)
Diluted (in Dollars per share)	$ (0.41)	$ (0.85)	$ (1.55)	$ (2.64)	$ (2.61)	$ (3.5)
Weighted average shares outstanding per Class A and B common shares:
Basic (in Shares)	6,091,057	4,112,531	5,154,703	3,989,343	5,550,959	4,309,796
Diluted (in Shares)	6,091,057	4,112,531	5,154,703	3,989,343	5,550,959	4,309,796
Service revenue
Total revenue	$ 3,138,670	$ 2,969,748	$ 9,074,965	$ 9,735,585	$ 12,188,526	$ 11,879,934
Product revenue
Total revenue	1,177,462	1,079,277	3,163,910	3,535,388	4,403,583	4,795,459
Cost of Service Revenue
Other income (expenses):
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	2,678,940	2,568,085	7,253,536	7,705,972	9,736,282	9,700,963
Cost of Product Revenue
Other income (expenses):
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	$ 850,153	$ 854,921	$ 2,507,227	$ 2,807,025	$ 3,563,279	$ 3,420,515